Leases (Tables)	12 Months Ended
Dec. 31, 2016
LEASES [Abstract]
Chartered-in vessels, barges, pushboats and office space
	Charter-in vessels in operation	Charter-in vessels to be delivered	Office space
2017	$110,645	$13,783	$2,687
2018	104,091	13,988	1,921
2019	85,001	9,892	1,189
2020	73,663	9,919	508
2021	51,924	9,892	184
2022 and thereafter	92,488	29,038	—
Total	$517,812	$86,512	$6,489

Chartered-out vessels, barges and pushboats

	Dry bulk vessels	Logistics business
2017	$30,093	$112,803
2018	805	76,883
2019	—	76,641
2020	—	64,191
2021	—	52,569
2022 and thereafter		684,511
Total minimum revenue, net of commissions	$30,898	$1,067,598